Long Term Borrowings	9 Months Ended
Sep. 30, 2018
Borrowings [Abstract]
Long -Term Borrowings
6.	LONG-TERM BORROWINGS

	September 30,	As at December 31,
	2018 $	2017 $
Current portion of long-term borrowings
Promissory note	132	130
Obligation under finance leases	41	48
Accrued interest	69	-
	243	178
Long-term borrowings
Promissory note	603	703
Credit facility	9,909	-
Obligation under finance leases	42	48
	10,553	751
	10,796	929

Credit Facility

In the quarter ended September 30, 2018, the Company received $10,000 (net of $91 of financing costs) from its drawdowns of the $205 million credit facility (Note 7). The credit facility has a term of six years from each draw down, with an interest rate of 8.0% for the first three years that increases to 8.5% in year four, 9.0% in year five and 9.5% in year six. Note 15.

Promissory Note

In July 2013, the Company purchased an industrial complex in the City of Fernley, Nevada, to be the production site for its organoclay plant.

The property was purchased for $1,575, of which $236 was paid at the close of the transaction, and the remaining balance of $1,339 was financed by the seller with a ten-year promissory note payable in monthly instalments.  The promissory note bears 7% annual interest. Security provided for the promissory note includes a mortgage charge against the purchased property.